UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB FIXED INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2017

Date of reporting period: April 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

APR    04.30.17

ANNUAL REPORT

AB FIXED-INCOME SHARES, INC.

GOVERNMENT MONEY MARKET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 1

EXPENSE EXAMPLE (continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class AB
Actual	$1,000	$1,002.10	$1.09	0.22%
Hypothetical**	$1,000	$1,023.70	$1.10	0.22%
Institutional Class
Actual	$1,000	$1,002.10	$0.99	0.20%
Hypothetical**	$1,000	$1,023.80	$1.00	0.20%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

2 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS

April 30, 2017

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 99.9%
U.S. Government & Government Sponsored Agency Obligations – 81.8%
Federal Farm Credit Bank
9/13/17	0.750%	$15,000	$14,990,085
9/05/17(a)	0.953%	55,000	54,999,516
7/13/17(a)	0.960%	18,600	18,604,523
8/31/17(a)	0.965%	70,000	69,995,334
8/01/17(a)	0.973%	38,000	37,996,780
7/10/17(a)	0.974%	80,000	79,998,991
5/25/17(a)	0.981%	40,000	39,999,660
8/25/17(a)	0.981%	50,000	49,998,551
9/25/17(a)	0.981%	135,000	135,099,333
5/30/17(a)	0.995%	20,000	19,999,369
7/25/17(a)	1.021%	60,000	60,013,008
8/04/17(a)	1.023%	112,000	112,008,891
1/02/18(a)	1.023%	13,950	13,968,894
7/13/17(a)	1.025%	100,000	99,999,548
2/02/18(a)	1.033%	7,000	7,011,198
5/24/17(a)	1.033%	505	504,995
8/29/17(a)	1.035%	1,000	1,000,036
9/13/17(a)	1.040%	37,500	37,502,895
9/22/17(a)	1.043%	20,000	20,004,739
5/04/18(a)	1.103%	85,000	85,238,582
6/12/18(a)	1.220%	2,200	2,208,655
Federal Farm Credit Discount Notes
6/02/17	0.800%	35,000	34,982,889
6/21/17	0.800%	25,000	24,979,813
8/23/17	0.870%	30,000	29,939,200
Federal Home Loan Bank
5/01/17(a)	0.567%	24,800	24,800,000
5/30/17	0.625%	15,000	15,000,725
8/28/17	0.750%	10,000	9,994,792
7/27/17(a)	0.772%	45,000	44,994,131
7/20/17(a)	0.778%	50,000	49,999,646
7/17/17(a)	0.779%	100,000	99,998,790
7/25/17(a)	0.781%	80,000	80,000,000
5/16/17(a)	0.792%	19,100	19,099,933
7/12/17(a)	0.798%	50,000	50,000,000
6/30/17	0.800%	5,125	5,124,676
1/05/18(a)	0.813%	50,000	50,000,000
12/22/17(a)	0.816%	100,000	100,000,000
1/26/18(a)	0.823%	100,000	100,000,000
5/24/17	0.875%	16,955	16,958,373

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PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

10/06/17(a)	0.951%	$2,000	$2,001,181
6/09/17(a)	0.979%	100,000	100,000,000
8/18/17(a)	0.984%	80,000	80,043,901
6/09/17(a)	0.996%	10,000	10,002,113
6/09/17	1.000%	28,000	28,012,986
Federal Home Loan Bank Discount Notes
5/05/17	0.750%	52,650	52,646,490
5/12/17	0.750%	200,000	199,965,822
5/17/17	0.750%	150,000	149,959,178
5/19/17	0.750%	50,000	49,984,125
5/24/17	0.750%	100,000	99,964,222
5/31/17	0.750%	50,000	49,973,852
6/07/17	0.800%	50,000	49,967,882
6/14/17	0.800%	110,000	109,892,078
7/05/17	0.850%	50,000	49,927,778
7/19/17	0.850%	50,000	49,906,407
7/21/17	0.850%	50,000	49,928,113
7/26/17	0.850%	50,000	49,923,675
7/28/17	0.850%	50,000	49,922,022
8/02/17	0.870%	50,000	49,916,300
8/09/17	0.870%	50,000	49,911,111
9/06/17	0.920%	12,400	12,360,981
9/08/17	0.920%	8,000	7,974,433
9/20/17	0.920%	115,000	114,584,038
10/11/17	0.930%	50,000	49,786,063
10/18/17	0.930%	50,000	49,775,694
10/25/17	0.930%	75,000	74,638,994
11/08/17	0.950%	4,000	3,979,627
12/08/17	0.970%	25,000	24,846,528
Federal Home Loan Mortgage Corp.
7/14/17	0.750%	72,010	71,994,874
10/12/17(a)	0.776%	50,000	50,000,000
6/29/17	1.000%	103,415	103,478,591
9/29/17	1.000%	24,710	24,714,331
Federal National Mortgage Association
8/28/17	0.875%	14,920	14,918,071
10/05/17(a)	0.993%	3,750	3,752,514
9/08/17(a)	0.999%	118,000	118,078,336
9/20/17	1.000%	3,550	3,550,829
9/27/17	1.000%	2,700	2,700,671
8/16/17(a)	1.004%	70,000	69,998,407
5/11/17	5.000%	47,480	47,537,078
U.S. Treasury Notes
8/31/17	0.625%	100,000	99,900,716

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PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

9/30/17	0.625%	$250,000	$249,678,480
5/15/17	0.875%	150,000	150,015,361
7/15/17	0.875%	50,000	50,025,442
10/31/17(a)	0.990%	50,000	49,959,072
9/15/17	1.000%	150,000	150,039,480
1/31/18(a)	1.094%	35,000	35,008,500

			4,682,162,898

Repurchase Agreements – 18.1%
Bank of America, NA 0.79%, dated 4/28/17 due 5/01/17 in the amount of $100,006,583 (collateralized by $101,626,000 Federal Home Loan Mortgage Corp., Federal Farm Credit Systemwide Bonds, Federal Home Loan Bank, Federal Agricultural Mortgage Corp. and Federal National Mortgage Association, 1.27% to 6.03% due 1/23/19 to 8/26/38, value $102,000,110)		100,000	100,000,000
Credit Suisse Securities LLC 0.76%, dated 4/28/17 due 5/01/17 in the amount of $50,003,167 (collateralized by $50,550,000 U.S. Treasury Note, 1.625% due 6/30/20, value $51,001,253)		50,000	50,000,000
Federal Reserve Bank 0.75%, dated 4/28/17 due 5/01/17 in the amount of $125,007,813 (collateralized by $98,923,600 U. S. Treasury Note, 6.25% due to 8/15/23, value $125,007,868)		125,000	125,000,000
Goldman Sachs & Co. 0.79%, dated 4/28/17 due 5/01/17 in the amount of $90,005,925 (collateralized by $118,076,410 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, 3.50% to 4.00% due 4/01/32 to 3/01/45, value $91,800,000)		90,000	90,000,000
JPMorgan Securities LLC 0.82%, dated 4/28/17 due 5/01/17 in the amount of $200,014,017 (collateralized by $202,532,000 U.S. Treasury Note, 1.87% due 5/31/22, value $204,014,297)		200,000	200,000,350

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mizuho Securities USA, Inc. 0.81%, dated 4/28/17 due 5/01/17 in the amount of $100,006,750 (collateralized by $99,982,000 U.S. Treasury Note, 2.37% due 8/15/24, value $102,006,885)	$100,000	$100,000,000
Mizuho Securities USA, Inc. 0.82%, dated 4/28/17 due 5/01/17 in the amount of $75,005,125 (collateralized by $77,091,300 U.S. Treasury Note, 1.75% to due 1/31/23, value $76,500,071)	75,000	75,000,000
RBC Capital Markets LLC 0.80%, dated 4/28/17 due 5/01/17 in the amount of $75,005,000 (collateralized by $81,275,825 Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association, 2.00% to 4.50% due 9/01/30 to 4/20/47, value $76,500,000)	75,000	75,000,000
Toronto-Dominion Bank NY 0.81%, dated 4/28/17 due 5/01/17 in the amount of $220,014,850 (collateralized by $222,360,000 Federal Farm Credit Systemwide Bonds, Federal Home Loan Bank and U.S. Treasury Note, 0.00% to 3.08% due 11/08/17 to 7/12/27, value $224,400,075)	220,000	220,000,000

		1,035,000,350

Total Investments – 99.9% (cost $5,717,163,248)		5,717,163,248
Other assets less liabilities – 0.1%		3,867,076

Net Assets – 100.0%		$5,721,030,324

*	Represents annualized yield at date of reporting or stated coupon.

(a)	Floating Rate Security. Stated interest/floor rate was in effect at April 30, 2017.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

April 30, 2017

Assets
Investments in securities, at value (cost $4,682,162,898)	$4,682,162,898
Repurchase agreements, at value (cost $1,035,000,350)	1,035,000,350
Cash	2,554,003
Interest receivable	4,358,667

Total assets	5,724,075,918

Liabilities
Payable for capital stock redeemed	1,978,564
Advisory fee payable	820,892
Administrative fee payable	29,502
Transfer Agent fee payable	1,500
Accrued expenses	215,136

Total liabilities	3,045,594

Net Assets	$5,721,030,324

Composition of Net Assets
Capital stock, at par	$2,860,549
Additional paid-in capital	5,718,235,275
Accumulated net realized loss on investment transactions	(65,500)

Net Assets	$5,721,030,324

Net Asset Value Per Share—110 billion shares of capital stock authorized, 0.0005 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

AB	$5,721,020,321	5,721,088,678	$1.00

Institutional	$10,003	10,003	$1.00

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 7

STATEMENT OF OPERATIONS

Year Ended April 30, 2017

Investment Income
Interest	$34,026,101
Other income(a)	144,237	$34,170,338

Expenses
Advisory fee (see Note B)	11,711,169
Custodian	274,309
Administrative	115,400
Legal	87,328
Registration fees	76,020
Audit and tax	48,620
Transfer agency—Class B	30,660
Directors’ fees	27,681
Printing	26,960
Miscellaneous	124,173

Total expenses		12,522,320

Net investment income		21,648,018

Realized Gain on Investment Transactions
Net realized gain on investment transactions		122,092

Net Increase in Net Assets from Operations		$21,770,110

(a)	Other income represents a refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30, 2017		Year Ended April 30, 2016
Increase in Net Assets from Operations
Net investment income	$21,648,018		$14,916,481
Net realized gain on investment transactions	122,092		6,762
Contributions from Affiliates (see Note B)	– 0	–	86

Net increase in net assets from operations	21,770,110		14,923,329
Dividends and Distributions to Shareholders from
Net investment income
Class AB	(21,647,633)		(14,916,481)
Institutional Class	(32)		– 0	–
Net realized gain on investment transactions
Class AB	(149,314)		(86,592)
Capital Stock Transactions
Net decrease	(1,667,415,383)		(340,084,010)

Total decrease	(1,667,442,252)		(340,163,754)
Net Assets
Beginning of period	7,388,472,576		7,728,636,330

End of period (including undistributed net investment income of $0 and $0, respectively)	$5,721,030,324		$7,388,472,576

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2017

NOTE A

Significant Accounting Policies

AB Fixed-Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of the AB Government Money Market Portfolio (the “Portfolio”). Prior to June 1, 2016, the Portfolio was known as AB Government STIF Portfolio. The investment objective of the Portfolio is maximum current income to the extent consistent with safety of principal and liquidity. Prior to June 1, 2016, the Portfolio offered one class of shares exclusively to institutional clients of AllianceBernstein L.P. (the “Adviser”), including the mutual funds managed by the Adviser. Effective June 1, 2016, the Portfolio adopted a multiclass plan under Rule 18f-3 of the Investment Company Act of 1940. Pursuant to the plan, the Portfolio is authorized to issue 11 classes of shares: Class AB, Institutional Class, Class 1, Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z. Only Class AB and Institutional Class are currently being offered. Shareholders who owned shares of the Portfolio prior to June 1, 2016 are Class AB shareholders. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or

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NOTES TO FINANCIAL STATEMENTS (continued)

liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$4,682,162,898		$	– 0	–	$4,682,162,898
Repurchase Agreements		1,035,000,350		– 0	–		– 0	–	1,035,000,350

Total(a)		$1,035,000,350		$4,682,162,898		$	– 0	–	$5,717,163,248

(a)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Fund’s Board of Directors (the “Board”), including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

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NOTES TO FINANCIAL STATEMENTS (continued)

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income and are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to

abfunds.com	AB FIXED-INCOME SHARES, INC. | 13

NOTES TO FINANCIAL STATEMENTS (continued)

determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Effective June 1, 2016, the Portfolio pays the Adviser an advisory fee at the annual rate of .20% on average daily assets. Prior to June 1, 2016, the Portfolio paid no advisory fee to the Adviser. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervision of the Board. Pursuant to the Advisory Agreement, the Portfolio paid $115,400 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the year ended April 30, 2017. During the year ended April 30, 2016, the Adviser reimbursed the Portfolio $86 for trading losses incurred due to a trade entry error.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,000 for the year ended April 30, 2017.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement between the Portfolio and AllianceBernstein Investments, Inc. (the “Distributor”), the Distributor agrees to act as principal underwriter and distributor of the Portfolio’s shares. The Distributor is a wholly owned subsidiary of the Adviser. There are no distribution or servicing fees on Class AB or Institutional Class shares. The Agreement provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At April 30, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

14 | AB FIXED-INCOME SHARES, INC.	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal years ended April 30, 2017 and April 30, 2016 were as follows:

	2017		2016
Distributions paid from:
Ordinary income	$21,796,979		$15,002,931
Long-term capital gains	– 0	–	142

Total taxable distributions	$21,796,979		$15,003,073

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(65,500	)(a)

Total accumulated earnings/(deficit)	$(65,500)

(a)	As of April 30, 2017, the Portfolio had a post-October short-term capital loss deferral of $65,500. This loss is deemed to arise on May 1, 2017.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2017, the Portfolio did not have any capital loss carryforwards.

During the current fiscal year, permanent differences due to the redesignation of dividends resulted in a net decrease in undistributed net investment income and a net decrease in accumulated net realized loss on investment transactions. These reclassifications had no effect on net assets.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

The Fund has allocated 25,000,000,000 of authorized shares of which 20,000,000,000 are allocated to Class AB and 5,000,000,000 are allocated to the Institutional Class. Transactions, all at $1.00 per share, were as follows:

	Shares
	Year Ended April 30, 2017	Year Ended April 30, 2016

Class AB
Shares sold	44,776,222,620	37,014,301,008

Shares issued in reinvestment of dividends and distributions	21,673,779	14,929,525

Shares redeemed	(46,465,321,785)	(37,369,314,543)

Net decrease	(1,667,425,386)	(340,084,010)

Institutional Class(a)
Shares sold	10,003	– 0	–

Shares issued in reinvestment of dividends	27	– 0	–

Shares redeemed	(27)	– 0	–

Net increase	10,003	– 0	–

(a)	Commenced distribution on June 1, 2016.

NOTE F

Risks Involved in Investing in the Portfolio

Money Market Fund Risk and Regulatory Developments—Money market funds are sometimes unable to maintain a net asset value (“NAV”) at $1.00 per share and, as it is generally referred to, “break the buck.” In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

In accordance with the recently adopted changes to Rule 2a-7 under the Investment Company Act of 1940, the Portfolio is permitted, but not required, at the discretion of the Portfolio’s Board, under certain circumstances of impaired liquidity of the Portfolio’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Board has determined not to impose liquidity fees on, or suspend, redemptions under any circumstances.

16 | AB FIXED-INCOME SHARES, INC.	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Risk—Changes in interest rates will affect the yield and value of the Portfolio’s investments in short-term securities. A decline in interest rates will affect the Portfolio’s yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value of short-term securities is usually smaller than for securities with longer maturities.

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 17

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class AB
Year Ended April 30,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations
Net investment income(a)(b)	.00	*	.00	.00	.00	.00
Net realized and unrealized gain on investment transactions(b)	.00	.00	.00	.00	.00
Contributions from Affiliates	– 0	–	.00	(b)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations(b)	.00	.00	.00	.00	.00

Less: Dividends and Distributions
Dividends from net investment income(b)	(.00)	(.00)	(.00)	(.00)	(.00)
Distributions from net realized gain on investment transactions	(.00	)(b)	(.00	)(b)	(.00	)(b)	(.00	)(b)	(.00)

Total dividends and distributions(b)	(.00)	(.00)	(.00)	(.00)	(.00)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return
Total investment return based on net asset value(c)	.35	%*	.22%	.08%	.08%	.14%
Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$5,721	$7,388	$7,729	$5,770	$5,408
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.19%	.01%	.01%	.01%	.01%
Net investment income	.33	%*	.21%	.08%	.08%	.14%

See footnote summary on page 19.

18 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Institutional Class
June 1, 2016(d) to April 30, 2017

Net asset value, beginning of period	$ 1.00

Income From Investment Operations
Net investment income(a)(b)*	.00
Net realized and unrealized gain on investment transactions(b)	.00

Net increase in net asset value from operations(b)	.00

Less: Dividends
Dividends from net investment income(b)	(.00)

Net asset value, end of period	$ 1.00

Total Return
Total investment return based on net asset value(c)*	.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.20%
Net investment income*^	.35%

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Commencement of operations.

*	For the year ended April 30, 2017 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$ .00002	.002%	.002%

^	Annualized.

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 19

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of AB Fixed-Income Shares, Inc. and the Shareholders of AB Government Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AB Government Money Market Portfolio, formerly AB Government STIF Portfolio (the “Portfolio”), the portfolio constituting AB Fixed-Income Shares, Inc., as of April 30, 2017, and the related statement of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AB Government Money Market Portfolio of AB Fixed-Income Shares, Inc. at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 28, 2017

20 | AB FIXED-INCOME SHARES, INC.	abfunds.com

2017 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended April 30, 2017.

For foreign shareholders, 93.67% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 21

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Raymond J. Papera, Senior Vice President

Maria R. Cona, Vice President

Edward J. Dombrowski, Vice President

Lucas Krupa, Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk and Ms. Jacklin are members of the Pricing Committee.

22 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith +, 57 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business with which he has been associated since prior to 2004.	95	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 23

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES
Marshall C. Turner, Jr. #, Chairman of the Board 75 (2006)	Private Investor since prior to 2012. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating leadership, and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of multiple AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	95	Xilinx, Inc. (programmable logic semi-conductors) since 2007

John H. Dobkin #, 75 (1993)	Independent Consultant since prior to 2012. Formerly, President of Save Venice, Inc. (preservation organization) from 2001-2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AB Funds since 1992 and as Chairman of the Audit Committees of a number of such AB Funds from 2001-2008.	94	None

24 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES (continued)
Michael J. Downey #, 73 (2006)	Private Investor since prior to 2012. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a Director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	95	The Asia Pacific Fund, Inc. (registered investment company) since prior to 2012

William H. Foulk, Jr. #, 84 (1990)	Investment Adviser and an Independent Consultant since prior to 2012. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 until early February 2014. He served as Chairman of such AB Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	95	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 25

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES (continued)
D. James Guzy #, 81 (2006)	Chairman of the Board of SRC Computers, Inc. (semi-conductors), with which he has been associated since prior to 2012. He served as Chairman of the Board of PLX Technology (semi-conductors) since prior to 2012 until November 2013. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He has served as a director or trustee of one or more of the AB Funds since 1982.	92	None

26 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES (continued)
Nancy P. Jacklin #, 69 (2006)	Private Investor since prior to 2012. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the AB Funds since August 2014.	95	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 27

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES (continued)
Carol C. McMullen #, 61 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and member of the Partners Healthcare Investment Committee. Formerly, Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Head of Global Investment Research). She has served on a number of private company and nonprofit boards, and as a director or trustee of the AB Funds since June 2016.	95	None

28 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES (continued)
Garry L. Moody #, 65 (2010)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	95	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 29

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT TRUSTEES (continued)
Earl D. Weiner #, 77 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	95	None

*	The address for each of the Fund’s Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

+	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

30 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s officers is set forth below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Robert M. Keith 57	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 72	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AB Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Raymond J. Papera 61	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2012.

Maria R. Cona 62	Vice President	Vice President of the Adviser,** with which she has been associated since prior to 2012.

Edward J. Dombrowski 39	Vice President	Vice President of the Adviser,** with which he has been associated since prior to 2012.

Lucas Krupa 30	Vice President	Assistant Vice President of the Adviser,** with which he has been associated since prior to 2012.

Emilie D. Wrapp 61	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2012.

Joseph J. Mantineo 58	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2012.

Phyllis J. Clarke 56	Controller	Vice President of ABIS,** with which she has been associated since prior to 2012.

Vincent S. Noto 52	Chief Compliance Officer	Senior Vice President since 2015 and Mutual Fund Chief Compliance Officer of the Adviser** since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2012.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at 1-800-227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 31

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

At the Board meeting held on March 9, 2016, the Adviser presented its recommendation that the Board of Directors (the “Board” or “Directors”) consider and approve an amended and restated investment advisory agreement (the “Amended Agreement”) between AB Fixed-Income Shares, Inc. (the “Company”) in respect of Government STIF Portfolio (the “Fund”), a series of the Company, which includes an annualized management fee of 0.20% of the Fund’s average daily net assets. The Adviser explained that the Fund is made available currently only to institutional clients of the Adviser and its advisory affiliates, including other mutual funds advised by the Adviser or its advisory affiliates. In light of the recent regulatory changes applicable to money market funds and corresponding changes to the money market funds offered through the AB fund complex, the Adviser recommended that the Fund be made available for purchase by investors who are not advisory clients of the Adviser or its affiliates and noted that it would be appropriate for the Fund to pay a management fee in such circumstances. The Adviser noted that, in order to avoid the payment of duplicative advisory fees, it would partially waive or reimburse fees payable to it directly by its institutional advisory clients that invest in the Fund and that as a result such clients would not bear the proposed management fee, except that certain institutional advisory clients that invest cash collateral from securities lending in the Fund will bear management fees of up to seven basis points. The Adviser noted that such waivers or reimbursements would not affect the management fees payable to it by the Fund.

The Adviser stated that the proposed changes to the investment advisory agreement, including the proposed imposition of a management fee, and to the Fund generally, are intended to conform the Fund and its arrangements to those typically provided by other funds in the AB fund complex, notably a management fee and share classes that are consistent with those other similarly situated funds.

At the recommendation of the Adviser, the Board, including a majority of the Directors who are not interested persons of the Company (the “Independent Directors”) as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved the Amended Agreement between the Company, on behalf of the Fund, and the Adviser, for an initial two year period, at an in-person meeting held on March 9, 2016. The Board, including the Independent Directors, recommended approval of the Amended Agreement by stockholders.

At its March 9, 2016 meeting, the Board also granted approval for (i) the Fund to change its name to “AB Government Money Market Portfolio”, (ii) the Company to adopt a multiple class plan pursuant to Rule 18f-3 under the 1940 Act, and (iii) the Fund to reclassify its existing class of shares as

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Class AB shares and to create ten new share classes (Institutional Class, Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z and Class 1). The changes will be effective on or about May 31, 2016.

The Directors last approved the continuance of the Fund’s Current Agreement at a meeting held on November 3-5, 2015. In connection with the establishment of the Fund, the sole stockholder of the Fund approved the Current Agreement on May 3, 2006.

Prior to their approval of the Amended Agreement at their March 9, 2016 meeting, the Directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Amended Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The Directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the proposed management fee. The Directors also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The Directors considered the fact that the Amended Agreement would have terms and conditions substantially identical to those of the Current Agreement with the exception of the imposition of a management fee under the Amended Agreement. The Directors believe the management fee will allow the Adviser to receive fees for its services that are competitive with fees paid by many other money market funds to their investment managers.

In considering the Amended Agreement, the Directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as Directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The Directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information from the Adviser.

The Directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the Directors did not identify any particular information that was all-important

abfunds.com	AB FIXED-INCOME SHARES, INC. | 33

or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Fund, and the overall arrangements between the Fund and the Adviser, as provided in the Amended Agreement, including the proposed management fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Amended Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that the Amended Agreement, similar to the Current Agreement, provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made subject to approval by the Directors on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Amended Agreement. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Amended Agreement.

Costs of Services to be Provided and Profitability

In connection with their approval of the continuance of the Fund’s Current Agreement at the November 2015 meeting, the Directors had reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund (which, under the Current Agreement, pays no management fee to the Adviser but may reimburse expenses to the Adviser) to the Adviser for calendar years 2013 and 2014 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Amended Agreement and the Directors recognized that such information for 2016 and subsequent years would differ significantly from that reviewed previously as a result of the imposition of a management fee.

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Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The Directors also understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the Directors in connection with the meeting, the Directors receive detailed performance information for the Fund at each regular Board meeting during the year. At the November 2015 meeting, the Directors reviewed information prepared by Broadridge Financial Solutions, Inc., an analytical service that is not affiliated with the Adviser (“Broadridge”), showing the performance of the Fund as compared with that of a group of similar funds selected by Broadridge (the “Performance Group”) and as compared with that of a broader array of funds selected by Broadridge (the “Performance Universe”), and information prepared by the Adviser showing performance as compared with the Lipper Money Market Funds Average (the “Lipper Average”) and the Barclays U.S. Treasury Bills Index (the “Index”), in each case for the 1-, 3- and 5-year periods ended July 31, 2015 and (in the case of comparisons with the Lipper Average and the Index) the period since inception (December 2006 inception). The Directors noted that, on a net return basis, the Fund was in the 1st quintile of the Performance Group and the Performance Universe for the 1-, 3- and 5-year periods. On a gross return basis, the Fund was in the 1st quintile of the Performance Group and 2nd quintile of the Performance Universe for the 1-year period, in the 2nd quintile of the Performance Group and 3rd quintile of the Performance Universe for the 3-year period, and in the 4th quintile of the Performance Group and the Performance Universe for the 5-year period. The Fund outperformed the Lipper Average in all periods. It outperformed the Index in the 1- and 3-year periods and the period since inception and matched it in the 5-year period. Based on their review, the Directors concluded that the Fund’s relative performance was satisfactory.

At the March 2016 meeting, the Directors reviewed performance information for the periods ended January 31, 2016. The Directors noted that, on a net return basis, the Fund was in the 1st quintile of the Performance Group and the Performance Universe in the 1-, 3- and 5- year periods. On a gross return basis, the Fund was in the 1st quintile of the Performance Group and the Performance Universe for the 1-year period,

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in the 2nd quintile of the Performance Group and 3rd quintile of the Performance Universe for the 3-year period, and in the 3rd quintile of the Performance Group and the Performance Universe for the 5-year period. The Fund outperformed the Lipper Average in all periods. It matched the Index in the 5-year period and outperformed it in all other periods. Based on their review, the Directors concluded that the Fund’s relative performance was satisfactory. They noted that the Fund’s future performance would be affected by the imposition of the management fee in the Amended Agreement.

Management Fees and Other Expenses

The Directors considered the proposed management fee rate payable by the Fund to the Adviser and information prepared by Broadridge concerning management fee rates paid by other funds in the same Lipper category as the Fund based on projected net assets of $8 billion ($7.0 billion and $1.0 billion, respectively for Class AB shares and Institutional Class shares). The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The information reviewed by the Directors showed that, at the Fund’s projected size of $8 billion, its proposed contractual management fee rate of 20 basis points was in line with the Fund’s expense group median of 20.5 basis points.

The Directors recognized that the Adviser’s total compensation from the Fund pursuant to the Amended Agreement would be increased by amounts paid pursuant to the expense reimbursement provision in the Amended Agreement, and that the impact of such expense reimbursement would depend on the size of the Fund and the extent to which the Adviser requests reimbursements pursuant to this provision.

The Directors also considered the Adviser’s fee schedule for non-fund clients pursuing a similar investment style. For this purpose, the Directors reviewed the relevant management fee information from the Adviser’s Form ADV, the form used by investment advisers to register as such with the SEC, and the evaluation from the Fund’s Senior Officer. The Directors noted that the institutional fee rate for the Fund’s projected level of assets was lower than the Fund’s proposed fee rate. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those on the schedule reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to the AB Funds relative to institutional clients. The Adviser noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional

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account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, as well as the difference in fee structure, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors considered that the Fund under the Amended Agreement has the same management fee as another AB money market fund advised by the Adviser that invests in U.S. Government securities.

The Directors also reviewed the Senior Officer’s independent evaluation, in which the Senior Officer concluded that the proposed management fee is reasonable.

The Directors also considered the actual net and projected gross expense ratios of the Class AB shares and the Institutional Class shares of the Fund compared with the fees and expenses of funds within two comparison groups created by Broadridge: an Expense Group and an Expense Universe. Broadridge described an Expense Group as a representative sample of funds similar to the Fund and an Expense Universe as a broader group, consisting of all funds in the Fund’s investment classification/objective and load type. The Fund’s total expense ratios were estimated by the Adviser based on projected net assets: $7.0 billion and $1.0 billion, respectively for Class AB shares and Institutional Class shares.

The Directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The Directors view the actual net and projected gross expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others.

The information reviewed by the Directors showed that the Fund’s Class AB projected gross expense ratio was lower than the Expense Group and the Expense Universe medians. The Fund’s Institutional Class projected gross expense ratio also was lower than the Expense Group and the Expense Universe medians. The Directors concluded that the Fund’s projected expense ratios were satisfactory.

Economies of Scale

The Directors noted that the proposed management fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference, and that of the Senior Officer, for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning

abfunds.com	AB FIXED-INCOME SHARES, INC. | 37

certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale at the May 2015 meetings. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the Fund’s assets and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

44 | AB FIXED-INCOME SHARES, INC.	abfunds.com

AB FIXED-INCOME SHARES, INC.

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FIS-0151-0417

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors William H. Foulk, Jr., Garry L. Moody and Marshall C. Turner, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

			Audit-Related
		Audit Fees	Fees	Tax Fees
AB Fixed Income Shares
Government STIF Portfolio	2016	$ 27,991	$ —	$ 17,907
	2017	$ 28,814	$ 2,367	$ 17,874

(d)	Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include preparing an annual internal control report pursuant to Statement on Auditing Standards No. 70 (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Fixed Income Shares
Government STIF Portfolio*	2016	$478,802	$17,907
			$—
			$(17,907)
	2017	$615,531	$20,241
			$(2,367)
			$(17,874)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Fixed Income Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 29, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 29, 2017